Annual Total Returns[BarChart] - Federated Hermes High Income Bond Fund Inc. - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.66%	14.28%	6.69%	2.14%	(3.28%)	14.31%	6.53%	(3.06%)	14.35%	5.89%